Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of comprehensive income
Consolidated net income	$ 11,438	$ 11,550	$ 8,299
Other comprehensive income
Actuarial gains and losses	(192)	(12)	823
Change in fair value of investments in equity instruments	142
Tax effect	53	13	(390)
Currency translation adjustment generated by the parent company	(1,533)	(4,022)	9,316
Items not potentially reclassifiable to profit and loss	(1,530)	(4,021)	9,749
Currency translation adjustment	740	1,113	(2,578)
Available for sale financial assets			7
Cash flow hedge	(599)	25	324
Variation of foreign currency basis spread	1	(80)
Share of other comprehensive income of equity affiliates, net amount	408	(540)	(677)
Other	(3)	(5)
Tax effect	202	14	(100)
Items potentially reclassifiable to profit and loss	749	527	(3,024)
Total other comprehensive income (net amount)	(781)	(3,494)	6,725
Comprehensive income	10,657	8,056	15,024
Group share	10,418	8,021	15,312
Non-controlling interests	$ 239	$ 35	$ (288)